TRADE RECEIVABLES AND OTHER - Aging of Total Trade Receivables - Net (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Trade receivables [line items]
Trade receivables	€ 578	€ 386
Not past due
Trade receivables [line items]
Trade receivables	560	370
1 – 30 days past due
Trade receivables [line items]
Trade receivables	16	15
31 – 60 days past due
Trade receivables [line items]
Trade receivables	1	1
61 – 90 days past due
Trade receivables [line items]
Trade receivables	€ 1	€ 0